Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Operating Segments [Line Items]
Summary of Payments from/to Such Customers

Based on the region where payments from /to such customers are processed this is the revenue breakdown:

	2021	YoY%	2020	YoY%	2019
LatAm [1]	223,602	140.1%	93,124	82.2%	51,103
Asia and Africa	20,518	86.2%	11,019	163.2%	4,186
Revenues [2]	244,120	134.4%	104,143	88.4%	55,289

1.
In 2019 LatAm revenues contain the warrant negative effect of USD 4,333 as more fully explained in Note 2.11.4. Warrant agreement.
During the years ended December 31, 2021 and 2020, the Group had no revenues from customers attributed to the entity’s country of domicile.
Summary of Group Reconciles Segment Performance Measure to Profit	The Group reconciles the segment’s performance measure to profit for the year as presented in the Consolidated Statement of Comprehensive Income as follows:

	Note	December 31, 2021	December 31, 2020	December 31, 2019
Profit for the year		77,853	28,187	15,602
Income tax expense	12	7,647	3,231	2,221
Inflation adjustment	11	334	(38)	(10)
Interest charges on leases	11	142	20	30
Interest income from financial assets at FVPL	11	(2,556)	(443)	(217)
Fair value losses / (gains) on financial assets at FVPL	11	16	(9)	(56)
Other operating (gain) / loss	24	(2,896)	2,896	—
Other finance expense	11	402	(3)	(6)
Impairment loss / (gain) on financial assets	16	33	(808)	807
Depreciation and amortization	10	4,747	992	409
Secondary offering expenses (i)	8	5,158	453	574
Transaction costs (ii)	8	687	158	—
Share-based payment non-cash charges, net of forfeitures	13	7,590	7,295	716
Adjusted EBITDA		99,157	41,931	20,070

Revenues	6	244,120	104,143	55,289
Adjusted EBITDA		99,157	41,931	20,070
Adjusted EBITDA Margin		40.6%	40.3%	36.3%

(i)
Corresponds to expenses assumed by dLocal in relation to a secondary offering of its shares.
Corresponds to costs related to the acquisition of PrimeiroPay explained in Note 20: Intangible Assets and costs related to the potential acquisition of business (whether the acquisition is completed or not).